Income taxes - Income Tax Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
CIT tax (benefit)/expense	$ 42,948,974	$ 15,227,110	$ (21,471,662)
Land Appreciation Tax ("LAT") expense	26,862,350	39,101,310	90,907,634
Deferred tax expense/(benefit)	(60,569,862)	(61,608,948)	65,623,218
Income tax expense/(benefit)	$ 9,241,462	$ (7,280,528)	$ 135,059,190